UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22523

                        Destra Investment Trust II
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
                              Chicago, IL  60606
(Address of principal executive offices) (Zip code)

Derek Mullins
100 Fillmore Street, Suite 325
                               Denver, CO  80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra Preferred and Income Securities Fund
Destra Focused Equity Fund

Semi-Annual Report
March 31, 2015

Table of Contents

Shareholder Letter	3
Destra Preferred and Income Securities Fund Discussion of Fund Performance	5
Destra Preferred and Income Securities Fund Portfolio Manager Letter	7
Destra Preferred and Income Securities Fund – Fund Risk Disclosures	10
Destra Focused Equity Fund Discussion of Fund Performance	12
Destra Focused Equity Fund Portfolio Manager Letter	14
Destra Focused Equity Fund – Fund Risk Disclosures	16
Overview of Fund Expenses	18
Portfolio of Investments
Destra Preferred and Income Securities Fund	19
Destra Focused Equity Fund	21
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	30
Board of Trustees and Officers	34
General Information	39

Not FDIC or Government Insured, No Bank Guarantee, May Lose Value

Dear Fellow Shareholders,

Thank you for investing in the Destra Preferred and Income Securities Fund and the Destra Focused Equity Fund (the “Funds”). Destra provides investors and their advisors access to specialty-based asset managers with original investment theories. We strive to provide mutual fund investors access to investment products with a differentiated point of view, through our Destra Family of Mutual Funds. Destra’s investment products are developed with the goal of helping investors realize their long-term investment objectives.

Market Summary

For the six months ending March 31, 2015 (the “period surveyed”), US equity markets, as represented by the S&P 500 Index (“S&P 500”), fared well with a total return of 5.93%. Fixed income markets also posted strong returns during this period with the Barclays US Aggregate Bond Index (“Barclays Agg”) generating a total return of 3.43% for the period surveyed.

The fourth quarter of 2014 marked the end of the US Federal Reserve’s (the “Fed”) multi-trillion, multi-year asset buying program – more commonly referred to as “Quantitative Easing”. While the Fed reiterated its commitment to maintaining record low interest rates for “a considerable time”, investors interpreted the Fed’s action as a sign that interest rates would increase in the near future and a rather sharp sell-off in US equities ensued during the month of October. While investors were concerned about interest rates increasing, the price of oil continued its precipitous drop which helped to drive down inflation and may have stimulated US consumers through lower gas prices.

Ultimately, investors’ concerns about rising interest rates were unfounded as many key interest rates decreased during the period surveyed. The yield on the 10-year US Treasury, a key measure of interest rates, began at 2.52% and ended the period surveyed at 1.94%. The 30-year US Treasury followed a similar path as its yield ended the period surveyed at 2.54% after beginning at 3.22%.

Investors’ focus on interest rates during the period surveyed shifted to the continued precipitous fall in the price of oil and its perceived effects (good and bad) on the US economy. On the good side, falling oil prices translate to lower gas prices for consumers which may boost consumer spending in other areas. Straddling the line of good and bad is inflation. Lower oil prices have a tendency to drive down inflation which may, at least temporarily, restrain prices of certain consumer goods; however, too little inflation or deflation is unhealthy for an economy in the long run as businesses and consumers may delay spending in the hopes for lower prices in the future. Now to the bad side of falling oil prices: lower oil and gas revenues for energy firms. This may lead to reduced exploration and production in the US’s shale reserves which would negatively affect job growth in this area since this area has been a very important source of new hiring in recent years. Additionally, reduced capital expenditures by energy companies threaten to weigh on profitability for many related industrial firms.

As noted in our previous commentary, most equity bull markets climb a “wall of worry”. At the risk of improper personification, the US equity markets were certainly adept wall climbers during the period surveyed. In the face of a host of negative factors, US equities continued to produce strong returns and both the S&P 500 Index and Dow Jones Industrial Average Index marked new all-time highs. In addition, many interest rate-sensitive fixed income asset classes also posted strong returns as they benefited from falling interest rates.

The aforementioned “wall of worry” can often contribute to increased volatility in asset prices which may benefit active managers. Heightened volatility may create more opportunities to buy and sell assets at attractive valuations which may benefit long-term investors in actively-managed products. We believe that our Funds’ investment managers are very well positioned to capitalize on the potential opportunities posed by additional volatility as they each employ thoughtful fundamental analysis and asset selection.

Destra Capital

We believe that experience sets Destra Capital apart. Destra’s team of investment professionals have decades of knowledge in their areas of expertise. This allows Destra to rise above fleeting market statistics and provides perspective to us when designing our portfolio-enhancing investment strategies and products. By confidently taking the long view, we believe that we build investment strategies that forgo what’s currently in favor for what’s right for long-term investors.

We believe our investment managers continue to adhere to their investment strategy and focus on attempting to limit downside risk when markets are down while participating in the upside when markets go up. This report should provide you with information on your Fund’s performance and other insights regarding the Fund’s investment strategy and management.

Thank you for the confidence you have placed in us and we can assure you that we will work every day in an effort to earn your confidence.

Sincerely,

Destra Capital Advisors LLC

Index Information

S&P 500 Index – a market capitalization weighted index of 500 large companies which have their common stock listed on the NYSE or NASDAQ.

Barlcays U.S. Aggregate Index – index that provides a measure of performance of the U.S. investment grade bond markets, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities and asset-backed securities. The securities that comprise the index must be denominated in US dollars and must be fixed rate, nonconvertible and taxable.

Dow Jones Industrial Average Index – a price-weighted average of 30 actively traded “blue-chip stocks”, primarily industrials including stocks that trade on the New York Stock Exchange.

Unlike the portfolio returns, the index returns do not reflect any fees or expenses and do not include the effect of any cash reserves.

DESTRA PREFERRED AND INCOME SECURITIES FUND
DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Destra Preferred and Income Securities Fund Average Annual Total Returns as of March 31, 2015
	Inception Date: April 12, 2011				Inception Date: November 1, 2011
				Life					Life
Share Class	6 Months	1 year	3 Year	of Fund	Share Class	6 Months	1 year	3 Year	of Fund
A at NAV	5.44%	9.52%	8.36%	8.68%	C at NAV	5.09%	8.80%	7.59%	8.64%
A with Load	0.68%	4.57%	6.73%	7.42%	C with Load	4.09%	7.80%	7.59%	8.64%
I at NAV	5.61%	10.01%	8.76%	9.04%
Preferred					Preferred
Benchmark	4.95%	10.25%	8.20%	7.77%	Benchmark	4.95%	10.25%	8.20%	9.12%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares have a maximum sales charge of 4.50% and a 12b-1 fee of .25%. Class C shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Fund returns include the reinvestment of dividends.

The Destra Preferred and Income Securities Fund’s estimated total annual operating expense ratios, gross of any fee waiver or expense reimbursement, were anticipated to be 1.99% for Class A, 3.09% for Class C, and 1.55% for Class I shares. There is a voluntary fee waiver currently in place for this Fund through February 1, 2022, to the extent necessary to keep the Fund’s operating expense ratios from exceeding 1.50% for Class A, 2.25% for Class C, and 1.22% for Class I shares of average net assets per year. Some expenses fall outside of this cap and actual expenses may be higher than 1.50% for Class A, 2.25% for Class C, and 1.22% for Class I shares. Without this expense cap, actual returns would be lower.

The Preferred Benchmark is calculated as the sum of 50% of the monthly return on the BofA Merrill Lynch Hybrid Preferred Securities 8% Constrained Index and 50% of the monthly return on the BofA Merrill Lynch US Capital Securities US Issuers 8% Constrained Index. Index returns include investments of any distributions. It is not possible to invest directly in an index.

The BofA Merrill Lynch Hybrid Preferred Securities 8% Constrained Index includes taxable, fixed-rate, US dollar denominated investment-grade, preferred securities listed on a US exchange. The BofA Merrill Lynch US Capital Securities US Issuers 8% Constrained Index includes investment grade fixed rate or fixed-to-floating rate $1,000 par securities that receive some degree of equity credit from the rating agencies or their regulators. Unlike the portfolio returns, the index returns do not reflect any fees or expenses and do not include the effect of any cash reserves.

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Class A Shares have a maximum sales charge of 4.50% imposed on purchases. Indexes are unmanaged and do not take into account fees, expenses or other costs. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA PREFERRED AND INCOME SECURITIES FUND
DISCUSSION OF FUND PERFORMANCE (UNAUDITED), CONTINUED
As of March 31, 2015

Credit Quality
Moody’s		Standard & Poor’s
Aa3		AA-
A1		A+	1.8%
A2		A
A3	1.4%	A-
Baa1	4.3%	BBB+	3.2%
Baa2	14.0%	BBB	16.3%
Baa3	21.1%	BBB-	25.7%
Ba1	24.2%	BB+	12.0%
Ba2	6.4%	BB	29.1%
Ba3	14.8%	BB-	7.7%
<Ba	6.7%	<BB	2.7%
Not Rated	5.8%	Not Rated
Cash	1.3%	Cash	1.3%

Top 10 Issuers	% of Total Investments
Citigroup	5.0%
Capital One Financial	4.8%
JPMorgan Chase	4.6%
Morgan Stanley	4.5%
Bank of America Corporation	4.5%
HSBC PLC	4.3%
Goldman Sachs Group	4.1%
Wells Fargo & Company	3.8%
MetLife	3.1%
First Republic Bank	3.0%

Portfolio Characteristics	Fund
Number of Issues	73
QDI Eligibility	78.1%
Geographic Concentration
Domestic/International	85%/15%

Qualified Dividend Income (QDI) meets specific criteria to be taxed at lower long-term capital gains tax rates rather than at an individual’s ordinary income rate.

Holdings, sectors and security types are subject to change without notice. There is no assurance that the investment process will lead to successful investing.

The credit quality breakdowns are based on actual ratings issued by the relevant NRSRO or the NRSRO’s rating of a similar security of the same issuer. The credit quality of the investments in the portfolio does not apply to the stability or safety of the Fund. Credit quality ratings are subject to change and pertain to the underlying holdings of the Fund and not the Fund itself.

Portfolio Sector Allocation
as of 3/31/15 (% of Total Investments)

Security Types
as of 3/31/15 (% of Total Investments)

DESTRA PREFERRED AND INCOME SECURITIES FUND
DESTRA PREFERRED AND INCOME SECURITIES FUND PORTFOLIO MANAGER LETTER (UNAUDITED)

Fund Snapshot

The Destra Preferred and Income Securities Fund (the “Fund”) is sub-advised by investment manager Flaherty & Crumrine Incorporated (“Flaherty & Crumrine”). The Fund’s investment objective is to seek total return, with an emphasis on high current income.

Flaherty & Crumrine was founded in 1983 and is one of the of the oldest preferred securities managers in the industry. Through the years they have built a proprietary database with information on over 1,500 separate issues of preferred securities. Flaherty & Crumrine then leverages their experience and data base seeking to unlock hidden value, in what they believe is an inefficient preferred securities market. To accomplish this goal, the Fund will, in normal markets, invest at least 80% of its net assets in a portfolio of preferred and income producing securities. The securities in which the Fund may invest include traditional preferred stock, trust preferred securities, hybrid securities, convertible securities, contingent-capital securities, subordinated debt, and senior debt securities of other open-end, closed-end or exchange-traded funds that invest primarily in the same types of securities. The Fund may invest up to 40% of its assets in securities of non-U.S. companies and up to 15% of its assets in common stocks. In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services.

The Fund will principally invest in (i) investment grade quality securities or (ii) below investment grade quality preferred or subordinated securities of companies with investment grade senior debt outstanding, in either case determined at the time of purchase. Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.” However, some of the Fund’s total assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Preferred and debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in preferred and debt securities of below investment grade quality, an investment in the Fund should be considered speculative. The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, in light of changing market conditions and interest rates, the Fund may also invest in shorter-term securities.

The following report is Flaherty & Crumrine’s review of the Fund’s performance over the six months comprising the semi-annual reporting period and outlook for the markets the Fund invests in going forward.

How did the Fund perform during the period of October 1, 2014 – March 31, 2015?

During the six-months ended March 31, 2015, the Fund’s Class A shares had a total return of 5.44% based on Net Asset Value (“NAV”), the Class I shares had a total return of 5.61% on NAV and the Class C shares had a total return of 5.09% on NAV. During the period surveyed, the Fund’s benchmark (50%/50% blend of the BofA Merrill Lynch 8% Constrained Hybrid Preferred Securities Index and the BofA Merrill Lynch US Capital Securities US Issuers 8% Constrained Index) had a total return of 4.95%.

Two important factors to consider when surveying fund returns – first, the returns include reinvestment of all distributions, and second, it is not possible to invest directly in an index. All of the Fund’s share classes have the same investment objective - total return with an emphasis on high current income.

Preferred Benchmark is a 50/50 blend of the BofA/ML 8% Constrained Hybrid Preferred Securities Index, a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities IndexSM that contains all subordinated constituents of the fixed rate index with a payment deferral feature and with issuer concentration capped at a maximum of 8% (the fixed-rate index includes investment grade DRD eligible and non- DRD eligible preferred stock and senior debt); and the BofA/ML US Capital Securities US Issuers 8% Constrained Index, a subset of the BofA Merrill Lynch Corporate All Capital Securities IndexSM that contains securities issued by US corporations (the index includes investment grade fixed-rate or fixed-to-floating rate $1,000 par securities that receive some degree of equity credit from the rating agencies or their regulators and with issuer concentration capped at a maximum of 8%). Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

DESTRA PREFERRED AND INCOME SECURITIES FUND
DESTRA PREFERRED AND INCOME SECURITIES FUND PORTFOLIO MANAGER LETTER (UNAUDITED), CONTINUED

Investing Environment

By most measures, conditions in the preferred securities market remain healthy. Fundamental credit conditions are stable or improving, with bank loan delinquencies and defaults trending down across almost all loan categories. Income-oriented investors have increasingly turned to the preferred-securities space seeking alternatives to lower-yielding securities. New issue volumes, though less robust than last year, are well above historical norms. We expect preferred issuance to remain elevated throughout 2015, as issuers work toward future regulatory capital requirements and take advantage of low interest rates to reduce overall capital expense. We continue to be constructive on the preferred market, as demand shows little sign of abating.

Portfolio Activity & Attribution

The portfolio’s outperformance of the benchmark during the past 6 months was due in large part to its overweight to retail structured, fixed-to-float preferreds. Strong demand from retail investors over the past year has propelled retail preferreds to better returns than their institutionally-structured counterparts. Most retail preferreds have fixed-rate coupons, so the fixed-to-float portion of the retail preferred market is relatively small. However, this small sector of the retail market has done especially well over the past few months. Retail structured fixed-to-float preferreds issued by Goldman Sachs, Fifth Third Bancorp and Morgan Stanley were the top three contributors to the Fund’s outperformance over the past 6 months and all three are significant holdings of the Fund.

As mentioned in previous reports, an important continuing trend in the preferred market is the shift from fixed-rate to “fixed-to-float” securities. Because the dividend rate of these issues is ultimately based upon a formula (set at issuance), their prices are less sensitive to changes in longer-term interest rates, including during the initial fixed rate period of five to ten years. If longer-term interest rates begin to rise, as we expect they will eventually, these securities should outperform issues with fixed-for-life coupons, all other things being equal. Given a historically low interest rate environment and attractive spreads on fixed-to-float issues, these types of preferred securities are well positioned for the future. As of March 31st, the portfolio’s exposure to fixed-to-float preferreds was 51%, up from 35% a year ago.

Perspective & Outlook

As signs of slowing growth and weak inflation abroad have caused interest rates to fall, more investors have turned their attention to the attractive yield and good credit quality offered by preferred securities.

Although ratings on preferred securities have trended down since the financial crisis and don’t reflect an improved credit picture, we think the rating agencies are behind the curve. Due largely to stricter regulation, credit metrics of U.S. financial institutions have improved dramatically since the financial crisis, resulting in a significantly better-capitalized and less-risky financial system than existed previously. Results of the Federal Reserve’s 2015 annual review of major U.S. banks, released in March, reveal that banks today have capital levels that are more than twice as high as they were before the financial crisis. From a preferred investor’s perspective, this means more common equity capital supporting bank preferreds, in addition to banks holding fewer risky assets. Given that about two-thirds of the preferred market is comprised of banks and finance companies, improvements in bank capital requirements and regulatory oversight has significantly enhanced the overall credit profile of the preferred market. That being said, some bank companies will always be stronger than others and we’ll continue to do our homework to pick the best ones.

Although modestly higher U.S. Treasury yields will at some point be a headwind to prices of preferred securities, existing spreads can at least partly absorb higher rates. We think there are two reasons that preferred spreads to Treasuries could narrow and support preferred prices even if Treasury yields increase.

First, credit conditions in the U.S. are stable to improving even as financial companies are still building common equity capital and should see improved earnings. We believe this implies narrower yield spreads on (credit-sensitive) preferred securities, especially bank preferreds.

DESTRA PREFERRED AND INCOME SECURITIES FUND
DESTRA PREFERRED AND INCOME SECURITIES FUND PORTFOLIO MANAGER LETTER (UNAUDITED), CONTINUED

Second, investors should remain on a global hunt for yield. Foreign central banks have continued to loosen monetary policy in response to slowing growth. Easier monetary policy overseas and a global hunt for yield are likely to exert continued downward pressure on interest rates globally. We also note that the yield and modest duration of fixed-to-floating-rate preferred securities provide a sizable cushion against higher rates. A moderate-growth and low-inflation economic environment is favorable for preferred securities – which continue to be one of the few pockets of both high yield and good credit quality available today.

DESTRA PREFERRED AND INCOME SECURITIES FUND
FUND RISK DISCLOSURES – DESTRA PREFERRED AND INCOME SECURITIES FUND (UNAUDITED)

This document may contain forward-looking statements representing Destra’s, the portfolio managers’ or sub-adviser’s beliefs concerning futures operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Some important risks of the Destra Preferred and Income Securities Fund are:

PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Concentration Risk—The Fund intends to invest 25% or more of its total assets in securities of financial services companies. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Convertible Securities Risk—The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk—Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk—Since a portion of the Fund’s assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Financial Services Companies Risk—The Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Foreign Investment Risk—Because the Fund can invest its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic

DESTRA PREFERRED AND INCOME SECURITIES FUND
FUND RISK DISCLOSURES – DESTRA PREFERRED AND INCOME SECURITIES FUND (UNAUDITED), CONTINUED

downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the annual fund operating expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s annual fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk—If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by the Fund will fall.

Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk—This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Market Risk—Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Diversification/Limited Holdings Risk—The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities. Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Preferred Security Risk—Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at destracapital.com.

DESTRA FOCUSED EQUITY FUND
DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

Destra Focused Equity Fund’s Average Annual Total Returns as of March 31, 2015
	Inception Date: April 12, 2011				Inception Date: November 1, 2011
				Life					Life
Share Class	6 Months	1 year	3 Year	of Fund	Share Class	6 Months	1 year	3 Year	of Fund
A at NAV	10.56%	19.68%	14.13%	14.29%	C at NAV	10.19%	18.85%	13.28%	15.55%
A with Load	4.21%	12.77%	11.89%	12.59%	C with Load	9.19%	17.85%	13.28%	15.55%
I at NAV	10.76%	20.11%	14.51%	14.68%
S&P 500 Index	5.93%	12.74%	16.11%	14.53%	S&P 500 Index	5.93%	12.74%	16.11%	18.32%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month-end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares have a maximum sales charge of 5.75% and a 12b-1 fee of .25%. Class C shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Fund returns include the reinvestment of distributions.

The Destra Focused Equity Fund’s estimated total annual operating expense ratios, gross of any fee waiver or expense reimbursement, were anticipated to be 1.90% for Class A, 3.45% for Class C, and 1.54% for Class I shares. There is a voluntary fee waiver currently in place for this Fund through February 1, 2022, to the extent necessary to keep the Fund’s operating expense ratios from exceeding 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares of average net assets per year. Some expenses fall outside of this cap and actual expenses may be higher than 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares. Without this expense cap, actual returns would be lower.

S&P 500 Index – a capitalization weighted index of approximately 500 stocks. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Class A Shares have a maximum sales charge of 5.75% imposed on purchases. Indexes are unmanaged and do not take into account fees, expenses or other costs. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA FOCUSED EQUITY FUND
DISCUSSION OF FUND PERFORMANCE (UNAUDITED), CONTINUED
As of March 31, 2015

Top 10 Holdings
as of 3/31/15	% of Total Investments
HCA Holdings, Inc.	5.2%
Nike, Inc. - Class B	5.1%
Biogen, Inc.	5.0%
QUALCOMM, Inc.	5.0%
Michael Kors Holdings Ltd.	5.0%
Express Scripts Holding Co.	5.0%
EMC Corp.	4.9%
The TJX Cos., Inc.	4.9%
Adobe Systems, Inc.	4.9%
Apple, Inc.	4.9%

Portfolio Characteristics	Fund	Index
Number of Holdings	20	502
Average Market Cap	$116.6 bil	$38.3 bil
Price to Earnings Ratio	20.8x	18.3x
Price to Book Ratio	5.7x	5.3x

Holdings, sectors and security types are subject to change without notice. There is no assurance that the investment process will lead to successful investing.

Glossary

Number of Holdings: The total number of individual securities held by the Fund or covered in the index.

Price to Earnings Ratio: A valuation ratio of current share price compared to its per-share operating earnings over the previous four quarters.

Average Market Capitalization: The average of market capitalization (market price multiplied by the number of shares outstanding) of the stocks in the portfolio.

Price to Book: A ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

Portfolio Sector Allocation
as of 3/31/15 (% of Total Investments)

DESTRA FOCUSED EQUITY FUND
DESTRA FOCUSED EQUITY FUND PORTFOLIO MANAGER LETTER (UNAUDITED)

Fund Snapshot

The Destra Focused Equity Fund (the “Fund”) is sub-advised by the investment manager WestEnd Advisors (“WestEnd”). The Fund’s investment objective is to seek long-term capital appreciation.

Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s investment manager, WestEnd, believes that sector and industry performance is correlated with particular stages of the business cycle. The manager selects sectors they believe will experience economic tailwinds, and avoids sectors they see as untimely. Through this process, they target high-quality, market-leading companies within the favored sectors.

The following report is their review of the Fund’s performance over the six months comprising the semiannual reporting period and an outlook for the markets the Fund invests in going forward.

How did the Fund perform during the period of October 1, 2014 – March 31, 2015?

During the six-month period ended March 31, 2015, the Fund’s Class A shares produced a total return of 10.56% based on Net Asset Value (“NAV”), the Class I shares produced a total return of 10.76% on NAV and the Class C shares produced a total return of 10.19% on NAV. During the period surveyed, the Fund’s benchmark, the S&P 500 Index¹, produced a total return of 5.93%.

¹S&P 500 Index is a capitalization-weighted index of 500 stocks. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

Investing Environment

WestEnd has believed for some time that a strong dollar could weigh on the price of dollar denominated commodities and, together with modest global growth, create headwinds for the most economically sensitive sectors of the S&P 500 Index. That played out in the six months ended March 31, 2015. The S&P 500’s Energy Sector, which was down 13.26% for the period, was the worst performing sector in the Index. The Materials Sector was the third worst performing sector for the six months ended March 31, 2015, down 0.82%.

Nevertheless, U.S. stock markets touched new highs in the first quarter of 2015 as economic growth was healthy, but unexciting. The Health Care Sector and the Consumer Discretionary Sector led the S&P 500 for the six months ended March 31, 2015.

WestEnd Advisors continues to believe the economy is in a slow-to-moderate economic growth environment. This analysis leads WestEnd to favor Consumer Discretionary, Consumer Staples, Health Care and Information Technology companies.

Portfolio Activity & Attribution

There were no sector allocation shifts nor any stocks added or removed during the six month period ended March 31, 2015.

The largest contributor to the absolute performance of the Fund over the six month period was its overweight of the Health Care Sector which was the best performing sector in the S&P 500 for the six months ended March 31, 2015. The largest contributor to relative performance of the Fund, was the overweight of the Consumer Staples Sector which was the third best performing sector in the S&P 500 for the six month period. CVS Health Corp. (4.70% of Net Assets) was the best performing stock in the Fund for the period ended March 31, 2015. The avoidance of the Energy Sector in the Fund also contributed to relative performance. The Fund had a zero percent allocation to Energy, which was the worst performing Sector in the S&P 500 Index over the six month period.

The largest negative contributor to the relative performance of the Fund for the six months ended March 31, 2015 was the overweight to the Information Technology Sector. EMC Corp. (4.90% of Net Assets) was the worst performing stock in the Fund for the six month period. WestEnd Advisors continues to believe that this stock and the Fund’s other Information Technology Sector stocks will outperform in the slow-to-moderate economic growth environment ahead, and the Fund remains overweight this sector.

DESTRA FOCUSED EQUITY FUND
DESTRA FOCUSED EQUITY FUND PORTFOLIO MANAGER LETTER (UNAUDITED), CONTINUED

Perspective & Outlook

U.S. real GDP growth has been in a tight range of 2.2% to 2.4% over the last three years. WestEnd Advisors expects that same moderate level of growth to continue. Despite this anticipated steady growth, S&P 500 profit growth is on track to turn negative in the first half of 2015 before rebounding slightly later in the year.

WestEnd Advisors does not see a uniform down turn in earnings across all sectors, however. In fact, WestEnd believes Consumer Discretionary companies and Health Care companies will produce better than 10% earnings growth in 2015, even as Energy Sector earnings will likely fall by more than 50% and Materials Sector should show negative earnings growth this year. Economically sensitive sectors like Energy, Materials and Industrials continue to face headwinds in a slow-growth environment in which a strong dollar applies downward pressure on commodity prices and non-U.S. earnings. WestEnd also sees several less economically sensitive sectors, Utilities and Telecom, as unappealing. The combination of elevated valuations for companies in these sectors and complacency among investors about the prospect of higher long-term interest rates warrants avoiding allocations to the Utilities and Telecom sectors.

At the same time, there are areas of economic strength which can drive outsized earnings growth. Companies in the Consumer Discretionary Sector should benefit from a pickup in consumer spending driven by improved consumer fundamentals, while many Health Care companies should be able to translate more profitable patients and new product introductions into better-than-market earnings growth. Similarly, Information Technology companies are well positioned to benefit from continued healthy business investment directed to technology.

DESTRA FOCUSED EQUITY FUND
FUND RISK DISCLOSURES – DESTRA FOCUSED EQUITY FUND (UNAUDITED)

This document may contain forward-looking statements representing Destra’s, the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Some important risks of the Destra Focused Equity Fund are:

PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Consumer Discretionary Companies Risk—Consumer discretionary companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. The success of this sector depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Companies Risk—Consumer staples companies may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Consumer staples companies may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the annual fund operating expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s annual fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Health Care Companies Risk—The Fund invests in health care companies, including those that are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. The Affordable Care Act of 2010 brought

DESTRA FOCUSED EQUITY FUND
FUND RISK DISCLOSURES – DESTRA FOCUSED EQUITY FUND (UNAUDITED), CONTINUED

comprehensive changes to the health care industry, especially with respect to health care insurance companies. Although the full impact of the law and the related regulations has yet to be experienced by health care companies, it could create additional expenses and burdens on the health care companies.

Information Technology Companies Risk—Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Investment Strategy Risk—The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle. The sub-adviser’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Market Risk—Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Non-Diversification/Limited Holdings Risk—The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities. Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Sector Focus Risk—The Fund will typically focus its investments on companies within particular economic sectors. To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund’s NAV and total return.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at destracapital.com.

OVERVIEW OF FUND EXPENSES
AS OF MARCH 31, 2015 (UNAUDITED)

As a shareholder of the Destra Investment Trust II, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 10/1/14 to 3/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
		Ratios	Expense	Expenses
	Beginning	Ending	During the	Paid During
	Account	Account	Period	the Period
	Value	Value	10/1/14	10/1/14 to
	10/1/14	3/31/15	to 3/31/15	3/31/15†
Destra Preferred and Income Securities Fund Class A
Actual	$1,000.00	$1,054.39	1.50%	$7.68
Hypothetical (5% return before expenses)	1,000.00	1,017.45	1.50%	7.54
Destra Preferred and Income Securities Fund Class C
Actual	1,000.00	1,050.85	2.25%	11.50
Hypothetical (5% return before expenses)	1,000.00	1,013.71	2.25%	11.30
Destra Preferred and Income Securities Fund Class I
Actual	1,000.00	1,056.13	1.22%	6.25
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.22%	6.14
Destra Focused Equity Fund Class A
Actual	1,000.00	1,105.64	1.60%	8.40
Hypothetical (5% return before expenses)	1,000.00	1,016.95	1.60%	8.05
Destra Focused Equity Fund Class C
Actual	1,000.00	1,101.86	2.35%	12.31
Hypothetical (5% return before expenses)	1,000.00	1,013.21	2.35%	11.80
Destra Focused Equity Fund Class I
Actual	1,000.00	1,107.64	1.32%	6.94
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.32%	6.64

† Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 2015 (unaudited)

Number
of	Moody’s
Shares	Ratings		Fair Value
	Long-Term Investments – 98.5%
	Preferred Securities - 75.4%

	Banks - 47.7%
44,702	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$ 1,132,749
24,050	BB&T Corp., PFD
	5.625%, Series E (a)	Baa2	607,503
92,713	Capital One Financial Corp., PFD
	6.700%, Series D (a)	Ba1	2,471,729
	Citigroup, Inc., PFD
69,599	6.875%, Series K (a)	Ba3	1,897,269
23,400	7.125%, Series J (a)	Ba3	646,776
5,000	City National Corp., PFD
	5.500%, Series C (a)	Baa3	123,950
3,400	CoBank ACB, PFD
	6.250%, Series F (a)	BBB+(b)	349,456
47,931	Fifth Third Bancorp, PFD
	6.625%, Series I (a)	Ba1	1,354,051
5,000	First Horizon National Corp., PFD
	6.200%, Series A (a)	Ba3	124,750
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	B1	826,200
	First Republic Bank, PFD
48,910	6.200%, Series B (a)	Baa3	1,258,943
10,515	6.700%, Series A (a)	Baa3	276,545
	Goldman Sachs Group, Inc., PFD
8,896	5.950%, Series I (a)	Ba2	225,958
70,833	6.375%, Series K (a)	Ba2	1,892,658
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa2	560,378
10,421	HSBC USA, Inc., PFD
	6.500%, Series H (a)	Baa2	264,485
	ING Groep NV,
8,202	PFD 7.050% (a)	Ba1	210,791
5,000	PFD 7.200% (a)	Ba1	128,950
43,754	PFD 7.375% (a)	Ba1	1,126,666
5,000	JPMorgan Chase & Co., PFD
	6.700%, Series T (a)	Ba1	134,550
84,054	Morgan Stanley, PFD
	6.875%, Series F (a)	Ba3	2,312,325
52,300	Regions Financial Corp., PFD
	6.375%, Series B (a)	B1	1,355,616
	Royal Bank of Scotland Group PLC, PFD
20,000	6.400%, Series M (a)	B2	499,800
30,000	6.750%, Series Q (a)	B2	755,700
33,219	Texas Capital Bancshares, Inc., PFD
	6.500% 09/21/42	Ba1	829,438
20,000	US Bancorp, PFD
	6.500%, Series F (a)	Baa1	594,200
24,342	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	615,122
	Wells Fargo & Co., PFD
20,000	6.625%, Series R (a)	Baa3	564,600
20,000	8.000%, Series J (a)	Baa3	585,000
	Zions Bancorporation, PFD
4,000	6.300%, Series G (a)	BB- (b)	104,480
8,000	6.950% 09/15/28	BB+ (b)	221,480
12,803	7.900%, Series F (a)	BB- (b)	352,723
			24,404,841
	Diversified Financials - 5.0%
32,277	Affiliated Managers Group, Inc., PFD
	6.375% 08/15/42	BBB+(b)	872,447
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba3	331,685
53,211	HSBC Finance Corp., PFD
	6.360%, Series B (a)	Baa3	1,354,220
			2,558,352
	Insurance - 13.1%
42,012	Allstate Corp. (The), PFD
	6.625%, Series E (a)	Baa3	1,141,046
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	438,486
	Aspen Insurance Holdings Ltd.,
12,286	PFD 5.950% (a)	Ba1	315,504
6,492	PFD 7.250% (a)	Ba1	172,038
44,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,185,360
42,701	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BBB- (b)	1,079,537
	Endurance Specialty Holdings Ltd.,
18,807	PFD 7.500%, Series B (a)	Ba1	503,275
3,681	PFD 7.750%, Series A (a)	Ba1	96,590
10,000	Hartford Financial Services Group,
	Inc. (The), PFD
	7.875% 04/15/42	Ba1	307,200
	PartnerRe Ltd., PFD
11,922	5.875%, Series F (a)	Baa2	302,580
14,070	7.250%, Series E (a)	Baa2	377,780
24,887	Principal Financial Group, Inc., PFD
	6.518%, Series B (a)	Ba1	629,392
8,223	WR Berkley Corp., PFD
	5.625% 04/30/53	Baa3	208,206
			6,756,994
	Real Estate - 6.5%
10,430	CubeSmart, PFD
	7.750%, Series A (a)	Baa3	280,567
35,000	Equity Commonwealth, PFD
	7.250%, Series E (a)	Ba1	912,450
4,230	National Retail Properties, Inc., PFD
	6.625%, Series D (a)	Baa2	111,080
	PS Business Parks, Inc., PFD
26,100	5.750%, Series U (a)	Baa2	638,406
8,839	6.000%, Series T (a)	Baa2	220,887
4,448	6.875%, Series R (a)	Baa2	114,358
17,063	Realty Income Corp., PFD
	6.625%, Series F (a)	Baa2	450,804
21,340	Regency Centers Corp., PFD
	6.625%, Series 6 (a)	Baa3	561,029
			3,289,581
	Utilities - 3.1%
9,648	Entergy Louisiana LLC, PFD
	6.950% (a)	Baa3	971,433
8,000	Integrys Energy Group, Inc., PFD
	6.000% 08/01/73	Baa1	224,880

The accompanying notes are an integral part of these financial statements.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2015 (unaudited)

Number
of Shares/		Moody’s
Par Value		Ratings	Fair Value
	Utilities (continued)
4,000	Southern California Edison Co., PFD
	6.500%, Series D (a)	Baa1	$ 423,750
			1,620,063
	Total Preferred Securities
	(Cost $37,433,603)		38,629,831

	Capital Securities - 23.1%

	Banks - 12.3%
2,150,000	Bank of America Corp.
	6.500%, Series Z (a)	Ba3	2,279,000
2,071,000	JPMorgan Chase & Co.
	7.900%, Series 1 (a)	Ba1	2,239,269
700,000	M&T Bank Corp.
	6.450%, Series E (a)	Baa3	759,500
215,000	PNC Financial Services Group, Inc.
	(The) 6.750%, Series O (a)	Baa3	239,725
750,000	Wells Fargo & Co.
	5.875%, Series U (a)	Baa3	795,150
			6,312,644
	Diversified Financials - 3.0%
500,000	Charles Schwab Corp. (The)
	7.000%, Series A (a)	Baa2	592,500
800,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	942,000
			1,534,500
	Insurance - 7.1%
500,000	AXA SA
	8.600% 12/15/30	A3	698,750
400,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	412,200
325,000	Liberty Mutual Group, Inc., 144A
	10.750% 06/15/58	Baa3	498,875
937,000	MetLife, Inc.
	10.750% 08/01/39	Baa2	1,578,377
403,000	Prudential Financial, Inc.
	5.625% 06/15/43	Baa2	429,195
			3,617,397
	Utilities - 0.7%
320,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	309,580
75,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	76,406
			385,986
	Total Capital Securities
	(Cost $11,274,533)		11,850,527

	Total Long-Term Investments - 98.5%
	(Cost $48,708,136)	50,480,358

	Money Market Mutual Funds - 1.3%
673,987	Fidelity Institutional Money Market
	Prime Money Market Portfolio -
	Institutional CL, 0.01% (c)
	(Cost $673,987)	673,987

	Total Investments - 99.8%
	(Cost $49,382,123)	51,154,345
	Other Assets in excess of
	Liabilities - 0.2%	85,403

	Net Assets - 100%	$51,239,748

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$3,391,613	6.6%
France	698,750	1.4
Germany	331,685	0.6
Netherlands	1,466,407	2.9
United Kingdom	1,815,878	3.5
United States	43,450,012	84.8
Total Investments	51,154,345	99.8
Other Assets less Liabilities	85,403	0.2
Net Assets	$51,239,748	100.0%

LLC – Limited Liability Corporation
NV – Publicly Traded Company
PFD – Preferred Security
PLC – Public Limited Company
SA – Corporation
144A – Security was purchased pursuant to Rule 144A under the Security Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)–Perpetual Security.
(b)–Standard & Poor’s Rating.
(c)–Interest rate shown reflects 1 day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†
March 31, 2015 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.3%

	Consumer Durables &
	Apparel - 10.1%
58,155	Michael Kors Holdings Ltd.*	$ 3,823,691
39,311	NIKE, Inc. - Class B	3,944,073
		7,767,764
	Food & Staples Retailing - 9.6%
24,712	Costco Wholesale Corp	3,743,744
34,985	CVS Health Corp	3,610,802
		7,354,546
	Health Care Equipment &
	Services - 10.1%
43,981	Express Scripts Holding Co.*	3,816,231
52,752	HCA Holdings, Inc.*	3,968,533
		7,784,764
	Household & Personal
	Products - 4.8%
44,533	The Estee Lauder Cos., Inc. -
	Class A	3,703,364

	Media - 9.3%
62,227	Comcast Corp. - Class A	3,513,959
34,884	The Walt Disney Co	3,658,983
		7,172,942
	Pharmaceuticals, Biotechnology
	& Life Sciences - 14.4%
9,145	Biogen, Inc.*	3,861,385
30,850	Celgene Corp.*	3,556,388
37,593	Gilead Sciences, Inc.*	3,689,001
		11,106,774
	Retailing - 9.7%
46,455	Nordstrom, Inc	3,731,266
53,544	The TJX Cos., Inc	3,750,757
		7,482,023
	Software & Services - 14.5%
50,655	Adobe Systems, Inc.*	3,745,431
63,870	eBay, Inc.*	3,684,022
85,430	Oracle Corp	3,686,304
		11,115,757
	Technology Hardware &
	Equipment - 14.8%
30,093	Apple, Inc	3,744,472
147,359	EMC Corp	3,766,496
55,475	QUALCOMM, Inc	3,846,637
		11,357,605

	Total Common Stocks
	(Cost $53,998,687)	74,845,539

	Money Market Mutual Funds - 2.4%
1,847,871	Fidelity Institutional Money
	Market Prime Money Market
	Portfolio - Institutional CL,
	0.01% (a)
	(Cost $1,847,871)	1,847,871

	Total Investments - 99.7%
	(Cost $55,846,558)	76,693,410
	Other Assets in excess of
	Liabilities - 0.3%	239,212

	Net Assets - 100.0%	$ 76,932,622

		% of
Summary by Country	Fair Value	Net Assets
United States	$76,693,410	99.7%
Total Investments	76,693,410	99.7
Other Assets less Liabilities	239,212	0.3
Net Assets	$76,932,622	100.0%

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor’s.

*	Non-income producing security.
(a)	Interest rate shown reflects 1 day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2015 (UNAUDITED)

	Destra Preferred	Destra
	and Income	Focused
	Securities	Equity
	Fund	Fund
Assets
Investments:
Investments at cost	$49,382,123	$55,846,558
Net unrealized appreciation	1,772,222	20,846,852
Total investments at value	51,154,345	76,693,410
Receivables:
Dividends and interest	371,946	43,511
Capital shares sold	146,384	450,504
Due from Advisor	18,577	4,332
Prepaid expenses	6,647	11,442
Total assets	51,697,899	77,203,199

Liabilities
Payables:
Capital shares redeemed	294,931	75,199
Due to Advisor	32,377	54,951
Blue Sky fees	22,360	22,173
Legal fees	22,198	30,855
Trustees’ fees	11,961	11,850
Audit fees	9,138	9,138
Distribution payable	298	—
Other expenses and liabilities	64,888	66,411
Total liabilities	458,151	270,577
Net Assets	$51,239,748	$76,932,622

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$49,100,176	$55,248,590
Undistributed net investment income (loss)	414,311	(71,198)
Accumulated net realized gain (loss) on investments	(46,961)	908,378
Net unrealized appreciation on investments	1,772,222	20,846,852
Net Assets	$51,239,748	$76,932,622

Net Assets
Class A	$17,223,085	$12,897,934
Class C	$6,392,491	$6,385,630
Class I	$27,624,172	$57,649,058

Shares Outstanding
Class A	985,893	550,619
Class C	364,547	282,475
Class I	1,588,198	2,439,656

Net Asset Value Per Share
Class A	$17.47	$23.42
Maximum Offering Price Per Share	$18.29	$24.85
Class C	$17.54	$22.61
Class I	$17.39	$23.63

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

	Destra Preferred	Destra
	and Income	Focused
	Securities	Equity
	Fund	Fund
Investment Income
Dividends	$1,197,749	$442,957
Interest income	291,040	—
Total Investment Income	1,488,789	442,957

Expenses
Advisory fees	170,481	300,503
Transfer agent fees	55,671	50,250
Administration and accounting fees	42,282	42,384
Legal fees	29,917	42,384
Distribution fees Class A	18,339	16,622
Distribution fees Class C	30,500	28,123
Shareholder service fees	16,673	13,907
Trustees’ fees and expenses	13,667	13,667
Blue Sky Class A	8,241	8,349
Blue Sky Class C	7,961	7,560
Blue Sky Class I	8,344	8,489
Audit fees	7,782	8,346
Insurance fees	5,311	8,236
Shareholder reporting fees	4,841	8,769
Custody fees	4,739	4,311
Other expenses	6,458	9,093
Total expenses	431,207	570,993
Less: expense waivers and reimbursements	(101,935)	(56,838)
Net expenses	329,272	514,155
Net Investment Income (Loss)	$1,159,517	$(71,198)

Realized and Unrealized Gain (Loss)
Net realized gain on investments in securities	99,372	1,639,474
Net change in unrealized appreciation on investments in securities	1,164,683	5,543,036
Net realized and unrealized gain on investments in securities	1,264,055	7,182,510
Net Increase in Net Assets Resulting from Operations	$2,423,572	$7,111,312

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Destra Preferred and		Destra Focused
	Income Securities Fund		Equity Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	year	Ended	year
	March 31,	ended	March 31,	ended
	2015	September 30,	2015	September 30,
	(Unaudited)	2014	(Unaudited)	2014
Increase in Net Assets Resulting from Operations
Net investment income (loss)	$1,159,517	$1,918,927	$(71,198)	$(310,489)
Net realized gain on investments in securities	99,372	28,085	1,639,474	4,205,466
Net change in unrealized appreciation on
investments in securities	1,164,683	1,873,175	5,543,036	6,190,571
Net increase in net assets resulting from operations	2,423,572	3,820,187	7,111,312	10,085,548

Class A
Distribution to Shareholders
Net investment income	(338,721)	(823,227)	—	—
Net realized gain	—	—	(745,628)	(846,863)
Total distributions to shareholders	(338,721)	(823,227)	(745,628)	(846,863)

Class C
Distribution to Shareholders
Net investment income	(114,979)	(189,787)	—	—
Net realized gain	—	—	(338,680)	(74,458)
Total distributions to shareholders	(114,979)	(189,787)	(338,680)	(74,458)

Class I
Distribution to Shareholders
Net investment income	(595,861)	(851,307)	—	—
Net realized gain	—	—	(2,961,823)	(574,592)
Total distributions to shareholders	(595,861)	(851,307)	(2,961,823)	(574,592)

Class A
Capital Share Transactions
Proceeds from shares sold	5,407,808	7,095,395	2,676,375	7,222,498
Reinvestment of distribution	220,992	575,842	604,293	1,735
Cost of shares redeemed	(1,389,087)	(17,454,576)	(4,332,126)	(34,266,541)
Net increase (decrease) from capital share transactions	4,239,713	(9,783,339)	(1,051,458)	(27,042,308)

Class C
Capital Share Transactions
Proceeds from shares sold	1,431,740	2,194,909	1,208,776	2,134,488
Reinvestment of distribution	83,043	147,007	329,901	222
Cost of shares redeemed	(639,216)	(1,349,810)	(356,300)	(491,050)
Net increase from capital share transactions	875,567	992,106	1,182,377	1,643,660

Class I
Capital Share Transactions
Proceeds from shares sold	12,816,074	11,245,029	12,161,423	33,086,581
Reinvestment of distribution	500,804	710,464	2,529,250	308
Cost of shares redeemed	(8,685,482)	(5,699,346)	(11,106,741)	(8,136,761)
Redemption fees	—	12,615	—	24,479
Net increase from capital share transactions	4,631,396	6,268,762	3,583,932	24,974,607

Total increase (decrease) in net assets	11,120,687	(566,605)	6,780,032	8,165,594
Net Assets
Beginning of period	40,119,061	40,685,666	70,152,590	61,986,996
End of period	$51,239,748	$40,119,061	$76,932,622	$70,152,590
Undistributed net investment income (loss) at end of period	$414,311	$304,355	$(71,198)	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	Destra Preferred and		Destra Focused
	Income Securities Fund		Equity Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	year	Ended	year
	March 31,	ended	March 31,	ended
	2015	September 30,	2015	September 30,
	(Unaudited)	2014	(Unaudited)	2014
Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	739,681	1,334,255	592,109	1,840,464
Shares sold	313,759	425,180	114,497	346,409
Shares reinvested	12,806	34,800	26,251	83
Shares redeemed	(80,353)	(1,054,554)	(182,238)	(1,594,847)
Shares outstanding, end of period	985,893	739,681	550,619	592,109

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	313,284	255,726	229,975	149,592
Shares sold	83,264	130,087	53,621	103,999
Shares reinvested	4,796	8,830	14,820	11
Shares redeemed	(36,797)	(81,359)	(15,941)	(23,627)
Shares outstanding, end of period	364,547	313,284	282,475	229,975

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	1,320,156	960,935	2,293,015	1,147,842
Shares sold	747,821	666,192	522,128	1,529,055
Shares reinvested	29,149	42,921	108,972	15
Shares redeemed	(508,928)	(349,892)	(484,459)	(383,897)
Shares outstanding, end of period	1,588,198	1,320,156	2,439,656	2,293,015

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

Destra Preferred and Income Securities Fund
For the	For the
Six Months	For the	For the	For the	period
Ended	year	year	year	April 12,
March 31,	ended	ended	ended	2011* to
2015	September 30,	September 30,	September 30,	September 30,
(Unaudited)	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$16.94	$15.98	$16.87	$14.82	$15.00
Investment operations:
Net investment income1	0.44	0.84	0.88	0.87	0.67
Net realized and unrealized gain (loss)	0.47	0.96	(0.80)	1.70	(0.65)
Net Increase in Net Asset Value
from Operations	0.91	1.80	0.08	2.57	0.02

Distributions paid to shareholders from:
Net investment income	(0.38)	(0.84)	(0.97)	(0.52)	(0.20)
Net realized gain	—	—	—	5	—	5	—
Total distributions	(0.38)	(0.84)	(0.97)	(0.52)	(0.20)

Net asset value, end of period	$17.47	$16.94	$15.98	$16.87	$14.82

TOTAL RETURN2	5.44	%4	11.49%	0.42%	17.71%	0.15	%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$17,223	$12,532	$21,319	$12,120	$1,745
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	1.50	%3	1.50%	1.50%	1.50%	1.50	%3
Expenses, prior to expense
reimbursements/waivers	2.22	%3	2.26%	1.99%	4.78%	20.31	%3
Net investment income	5.08	%3	5.08%	5.22%	5.44%	9.37	%3
Portfolio turnover rate	15	%4	27%	49%	45%	25	%4

Class C
Net asset value, beginning of period	$17.00	$16.03	$16.89	$15.00	†	$—
Investment operations:
Net investment income1	0.37	0.75	0.76	0.72	†	—
Net realized and unrealized gain (loss)	0.49	0.93	(0.81)	1.43	†	—
Net Increase in Net Asset Value
from Operations	0.86	1.68	(0.05)	2.15	†	—

Distributions paid to shareholders from:
Net investment income	(0.32)	(0.71)	(0.81)	(0.26	)†	—
Net realized gain	—	—	—	5	—	5†	—
Total distributions	(0.32)	(0.71)	(0.81)	(0.26	)†	—

Net asset value, end of period	$17.54	$17.00	$16.03	$16.89	†	$—

TOTAL RETURN2	5.09	%4	10.68%	(0.34)%	14.49	4†	—
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$6,392	$5,327	$4,099	$2,549	†	$—
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	2.25	%3	2.25%	2.25%	2.25	%3†	—
Expenses, prior to expense
reimbursements/waivers	2.79	%3	3.10%	3.09%	8.58	%3†	—
Net investment income	4.27	%3	4.47%	4.51%	4.86	%3†	—
Portfolio turnover rate	15	%4	27%	49%	45%	—

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

Destra Preferred and Income Securities Fund
For the	For the
Six Months	For the	For the	For the	period
Ended	year	year	year	April 12,
March 31,	ended	ended	ended	2011* to
2015	September 30,	September 30,	September 30,	September 30,
(Unaudited)	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$16.86	$15.89	$16.79	$14.79	$15.00
Investment operations:
Net investment income1	0.45	0.92	0.92	0.95	0.47
Net realized and unrealized gain (loss)	0.49	0.92	(0.80)	1.67	(0.43)
Net Increase in Net Asset Value
from Operations	0.94	1.84	0.12	2.62	0.04

Distributions paid to shareholders from:
Net investment income	(0.41)	(0.88)	(1.03)	(0.62)	(0.25)
Net realized gains	—	—	—	5	—	5	—
Total distributions	(0.41)	(0.88)	(1.03)	(0.62)	(0.25)

Redemption fees	—	0.01	0.01	—	5	—

Net asset value, end of period	$17.39	$16.86	$15.89	$16.79	$14.79

TOTAL RETURN2	5.61	%4	11.93%	0.72%	18.15%	0.23	%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$27,624	$22,260	$15,268	$12,577	$1,027
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	1.22	%3	1.22%	1.22%	1.22%	1.22	%3
Expenses, prior to expense
reimbursements/waivers	1.48	%3	1.64%	1.55%	5.19%	24.80	%3
Net investment income (loss)	1.32	%3	5.58%	5.50%	5.86%	6.57	%3
Portfolio turnover rate	15	%4	27%	49%	45%	25	%4

*	Commencement of operations.
†	Data is provided for the period November 1, 2011 (commencement of operations) to September 30, 2012.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment advisor.

3	Annualized.
4	Not annualized.
5	Greater than $0.000, but less than $0.005.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

	Destra Focused Equity Fund
	For the						For the
	Six Months		For the	For the	For the		period
	Ended		year	year	year		April 12,
	March 31,		ended	ended	ended		2011* to
	2015		September 30,	September 30,	September 30,		September 30,
	(Unaudited)		2014	2013	2012		2011
Class A
Net asset value, beginning of period	$22.46		$19.75	$16.76	$13.74		$15.00
Investment operations:
Net investment income (loss)1	(0.04)		(0.11)	0.01	(0.06)		(0.03)
Net realized and unrealized gain (loss)	2.39		3.28	3.04	3.08		(1.23)
Net Increase (Decrease) in Net Asset Value
from Operations	2.35		3.17	3.05	3.02		(1.26)

Distributions paid to shareholders from:
Net investment income			—	(0.06)	—	5	—
Net realized gain	(1.39)		(0.46)	—	—		—
Return of capital			—	—	—	5	—
Total distributions	(1.39)		(0.46)	(0.06)	—	5	—

Net asset value, end of period	$23.42		$22.46	$19.75	$16.76		$13.74

TOTAL RETURN2	10.56	%4	16.25%	18.29%	22.00%		(8.40	)%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$12,898		$13,298	$36,353	$21,761		$1,006
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	1.60	%3	1.60%	1.60%	1.60%		1.60	%3
Expenses, prior to expense
reimbursements/waivers	2.18	%3	1.83%	1.89%	3.75%		29.23	%3
Net investment income (loss)	(0.34	)%3	(0.52)%	0.04%	(0.33)%		(0.46	)%3
Portfolio turnover rate	15%		58%	40%	42%		22	%4

Class C
Net asset value, beginning of period	$21.80		$19.32	$16.46	$15.00	†	$—
Investment operations:
Net investment loss1	(0.12)		(0.27)	(0.12)	(0.16	)†	—
Net realized and unrealized gain	2.32		3.21	2.98	1.62	†	—
Net Increase in Net Asset Value
from Operations	2.20		2.94	2.86	1.46	†	—

Distributions paid to shareholders from:
Net realized gain	(1.39)		(0.46)	—	—	†	—

Net asset value, end of period	$22.61		$21.80	$19.32	$16.46	†	$—

TOTAL RETURN2	10.19	%4	15.40%	17.38%	9.73	%4†	—
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$6,386		$5,013	$2,891	$1,955	†	$—
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	2.35	%3	2.35%	2.35%	2.35	%3†	—
Expenses, prior to expense
reimbursements/waivers	2.76	%3	3.00%	3.44%	11.11	%3†	—
Net investment loss	(1.07	)%3	(1.32)%	(0.67)%	(1.09	)%3†	—
Portfolio turnover rate	15%	4	58%	40%	42%		—

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

	Destra Focused Equity Fund
	For the					For the
	Six Months		For the	For the	For the	period
	Ended		year	year	year	April 12,
	March 31,		ended	ended	ended	2011* to
	2015		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2014	2013	2012	2011
Class I
Net asset value, beginning of period	$22.61		$19.81	$16.81	$13.76	$15.00
Investment operations:
Net investment income (loss)1	(0.01)		(0.06)	0.06	(0.01)	—
Net realized and unrealized gain (loss)	2.42		3.30	3.04	3.09	(1.24)
Net Increase (Decrease) in Net Asset Value
from Operations	2.41		3.24	3.10	3.08	(1.24)

Distributions paid to shareholders from:
Net investment income	—		—	(0.11)	(0.01)	—
Net realized gain	(1.39)		(0.46)	—	—	—
Return of capital	—		—	—	(0.03)	—
Total distributions	(1.39)		(0.46)	(0.11)	(0.04)	—

Redemption fees	—		0.02	0.01	0.01	—

Net asset value, end of period	$23.63		$22.61	$19.81	$16.81	$13.76

TOTAL RETURN2	10.76	%4	16.66%	18.61%	22.53%	(8.27	)%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$57,649		$51,841	$22,743	$15,014	$940
Ratios to average net assets:
Expenses, net of expense
reimbursements/waivers	1.32	%3	1.32%	1.32%	1.32%	1.32	%3
Expenses, prior to expense
reimbursements/waivers	1.35	%3	1.41%	1.53%	4.42%	26.03	%3
Net investment income (loss)	(0.02	)%3	(0.29)%	0.35%	(0.07)%	0.04	%3
Portfolio turnover rate	15%	4	58%	40%	42%	22	%4

*	Commencement of operations.
†	Data is provided for the period November 1, 2011 (commencement of operations) to September 30, 2012.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment advisor.

3	Annualized.
4	Not annualized.
5	Greater than $0.000, but less than $0.005.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2015 (UNAUDITED)

1. ORGANIZATION

Destra Investment Trust II (the “Trust”) was organized as a Massachusetts business trust on January 27, 2011, as an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the end of the period, the Trust consisted of two series (collectively, the “Funds” and each individually a “Fund”): Destra Preferred and Income Securities Fund (“Preferred and Income Securities Fund”) and Destra Focused Equity Fund (“Focused Equity Fund”). The Preferred and Income Securities Fund’s investment objective is to seek total return with an emphasis on high current income. The Focused Equity Fund’s investment objective is to seek long-term capital appreciation. Each Fund currently offers three classes of shares, Classes A, C and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund is non-diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise shall be valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, a Fund values these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market; the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2015 (UNAUDITED) CONTINUED

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2015:

Destra Preferred and Income Securities Fund
	Level 1		Level 2		Level 3	Total
Preferred Securities*	$35,805,655	(a)	$2,824,176	†	$—	$38,629,831
Capital Securities*	10,663,171		1,187,356		—	11,850,527
Money Market Mutual Funds	673,987		—		—	673,987
Total	$47,142,813		$4,011,532		$—	$51,154,345
Destra Focused Equity Fund
	Level 1		Level 2		Level 3	Total
Common Stocks*	$74,845,539		$—		$—	$74,845,539
Money Market Mutual Funds	1,847,871		—		—	1,847,871
Total	$76,693,410		$—		$—	$76,693,410

†
$1,392,889 was transferred into Level 2 from Level 1 as a result of a lack of readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated prices from a third party pricing service. It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

(a)
$5,392,911 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets. Level 1 securities were fair valued using quoted prices in active markets. It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

*	Please refer to the portfolio of investments to view securities segregated by industry.

The Funds held no Level 3 securities during the period ended March 31, 2015.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar deposits at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2015 (UNAUDITED) CONTINUED

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between each Fund and Destra Capital Advisors LLC, the Fund’s investment advisor (the “Advisor”), subject to the oversight of the Trust’s Board of Trustees, the Advisor is responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly at an annual rate of 0.75% and 0.85% of the average daily net assets of Preferred and Income Securities Fund and Focused Equity Fund, respectively.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C and Class I of Preferred and Income Securities Fund to 1.50%, 2.25% and 1.22%, respectively, and of Class A, Class C and Class I of Focused Equity Fund to 1.60%, 2.35% and 1.32%, respectively. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

The Preferred and Income Securities Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Focused Equity Fund has retained WestEnd Advisors LLC (“WestEnd”) as its investment sub-adviser. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty and WestEnd equal to one half of the net advisory fees collected by the Advisor from each respective Fund net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of the Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as each Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as each Fund’s Transfer Agent.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A and Class C shares have adopted a distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Funds’ Class A and Class C shares, respectively.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2015 (UNAUDITED) CONTINUED

Payments are made to Destra Capital Investments LLC, the Funds’ distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of each Fund’s shares held by such intermediaries’ customers.

For the period ended March 31, 2015 the Funds incurred distribution fees under the Plan as follows:

	Class A	Class C
Destra Preferred and Income Securities Fund	$18,339	$30,500
Destra Focused Equity Fund	16,622	28,123

For the period ended March 31, 2015 the Funds incurred shareholder servicing fees under the Plan as follows:

	Class A	Class C	Class I
Destra Preferred and Income Securities Fund	$14,695	$1,978	$—
Destra Focused Equity Fund	12,063	1,844	—

5. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for US federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds do not expect to be subject to US federal excise tax.

For the period ended March 31, 2015, the cost of investments on a tax basis, including any adjustment for financial reporting purposes, were as follows:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Destra Preferred and Income Securities Fund	$49,022,151	$2,213,507	$(81,313)	$2,132,194
Destra Focused Equity Fund	56,019,935	21,564,378	(890,903)	20,673,475

6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Destra Preferred and Income Securities Fund	$15,278,085	$6,602,319
Destra Focused Equity Fund	10,280,768	10,827,212

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Funds’ Class A, C and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Funds charge this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase. A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in each Fund’s prospectus.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

TRUSTEES AND OFFICERS
(UNAUDITED)

The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Capital Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of two Destra-sponsored open-end funds. The address of each officer and trustee is One North Wacker, 48th Floor, Chicago, IL 60606. The Statement of Additional Information includes additional information about the Trustees and Officers and is available without charge by calling Destra Capital Advisors LLC at (877) 287-9646, writing to Destra Capital Advisors LLC at One North Wacker, 48th Floor, Chicago, IL 60606 or visiting Destra Capital Advisors LLC at destracapital.com/literature.

Independent Trustees

				Number of	Other
			Principal	Portfolios in	Directorships
Name, Business	Position(s) to	Term of Office	Occupation(s)	Fund Complex	Held by Trustee
Address and	Be Held	and Length of	During Past	to Be Overseen	During Last
Birth Year	with Funds	Time Served	Five Years	by Trustee	Five Years

Independent Trustees Nominees

John S. Emrich, CFA	Trustee	Term—	Private Investor,	3	Meridian Fund, Inc.
One North Wacker		Indefinite	January 2011 to		(four portfolios)
48th Floor		Length of	present; Co-Founder
Chicago, IL 60606		Service-	and Portfolio
Birth year: 1967		Since 2014	Manager, Ironworks
Capital Management
(an investment adviser),
April 2005 to
December 2010;
Member and Manager,
Iroquois Valley Farms
LLC, June 2012
to present

Michael S. Erickson	Trustee	Term—	Private Investor,	3	Meridian Fund, Inc.
One North Wacker		Indefinite	August 2007 to present;		(four portfolios)
48th Floor		Length of	Trustee and Treasurer,
Chicago, IL 60606		Service-	The Marin School,
Birth year: 1952		Since 2014	September 2005 to
June 2008

James Bernard Glavin	Trustee	Term—	Retired; previously	3	Meridian Fund, Inc.
One North Wacker		Indefinite	Chairman of the		(four portfolios)
48th Floor		Length of	Board, Orchestra
Chicago, IL 60606		Service-	Therapeutics, Inc.
Birth year: 1935		Since 2014

TRUSTEES AND OFFICERS, CONTINUED
(UNAUDITED)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name and	Held with	Time	During Past	Overseen by	Held by
Year of Birth	Trust	Served	5 Years	Trustee	Trustee

Interested Trustees

Nicholas Dalmaso **	Trustee and	Term-	Co-Chairman, General	3	None
Birth Year: 1965	Chief Executive	Indefinite*	Counsel and Chief
	Officer	Length of	Operating Officer of
		Service-	Destra Capital
		Since 2011	Management LLC,
President, Chief
Operating Officer and
General Counsel,
Destra Capital Advisors
LLC; President, Chief
Operating Officer and
General Counsel, Destra
Capital Investments LLC;
(2001-2008) General
Counsel and Chief
Administrative Officer,
Claymore Securities, Inc.

*     Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.
**    Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his position with and prior ownership of Destra Capital Management LLC and its subsidiaries.

TRUSTEES AND OFFICERS, CONTINUED
(UNAUDITED)

Term of
Office and
	Position(s)	Length of
Name and	Held with	Time
Year of Birth	Trust	Served	Principal Occupation(s) During Past 5 Years

Officers of the Trust

Rick Grove	Chief	Term-	Chief Operating Officer and Chief Compliance Officer,
Birth Year: 1968	Compliance	Indefinite	Arrowpoint Asset Management, LLC
	Officer	Length of	Vice President, Secretary, and Chief Compliance Officer,
		Service-	Meridian Fund, Inc.
Since 2014

Derek Mullins	Chief	Term-	Director of Operations, Arrowpoint Asset Management, LLC
Birth Year: 1973	Financial	Indefinite	Chief Financial Officer and Treasurer, Meridian Fund, Inc.
	Officer and	Length of
	Treasurer	Service-
Since 2014

Justin M. Pfaff, CFA	Secretary	Term-	Managing Director, Destra Capital Advisors, LLC and Destra
Birth Year: 1981		Indefinite	Capital Investments LLC; Vice President (2005-2013),
		Length of	Guggenheim Investments
Service-
Since 2014

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TRUST INFORMATION

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Nicholas Dalmaso	Destra Capital Advisors LLC
	Chief Executive Officer	Chicago, IL
Michael S. Erickson
	Dominic Martellaro	Distributor
James Bernard Glavin	President	Destra Capital Investments LLC
Chicago, IL
Nicholas Dalmaso*	Rick Grove
	Chief Compliance Officer	Administrator, Accounting Agent,
Custodian and Transfer Agent
* “Interested Person” of	Derek Mullins	The Bank of New York Mellon
the Trust, as defined in	Chief Financial Officer	New York, NY
the Investment Company
Act of 1940, as amended.	Justin Pfaff	Legal Counsel
	Secretary	Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 287-9646.

Information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling (877) 287-9646, or visiting Destra Capital Investments LLC’s website at http://www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)	(3)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Destra Investment Trust II

By (Signature and Title)*                  /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date    06/01/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date     06/01/15

By (Signature and Title)*                  /s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date     06/01/15

* Print the name and title of each signing officer under his or her signature.